Subordinated Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subordinated Liabilities
26. SUBORDINATED LIABILITIES

	Group
	2019 £m	2018 £m
£325m Sterling Preference Shares	344	344
Undated subordinated liabilities	581	574
Dated subordinated liabilities	2,603	2,683

	3,528	3,601

The above securities will, in the event of the winding up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination amongst each of the subordinated liabilities upon a winding up of the issuer is specified in their respective terms and conditions.
In 2019 and 2018, the Santander UK group had no defaults of principal, interest or other breaches with respect to its subordinated liabilities. No repayment or purchase by the issuer of the subordinated liabilities may be made prior to their stated maturity without the consent of the PRA.
Undated subordinated liabilities

	Group
	First call date	2019 £m	2018 £m
10.0625% Exchangeable capital securities	n/a	205	205
7.375% 20 Year Step-up perpetual callable subordinated notes	2020	15	16
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	361	353

		581	574

In common with other debt securities issued by Santander UK group companies and notwithstanding the issuer’s first call dates in the table above, in the event of certain tax changes affecting the treatment of payments of interest on subordinated liabilities in the UK, the 7.375% 20 Year
Step-up
perpetual callable subordinated notes and the 7.125% 30 Year
Step-up
perpetual callable subordinated notes are redeemable at any time, and the 10.0625% Exchangeable capital securities are redeemable on any interest payment date – each in whole at the option of Santander UK plc, at their principal amount together with any accrued interest.
The 10.0625% Exchangeable capital securities are exchangeable into fully paid 10.375%
non-cumulative
non-redeemable
sterling preference shares of £1 each, at the option of Santander UK plc, on the business day immediately following any interest payment date.
Dated subordinated liabilities

	Group
	Maturity	2019 £m	2018 £m
5% Subordinated notes (US$1,500m)	2023	1,132	1,173
4.75% Subordinated notes (US$1,000m)	2025	763	791
7.95% Subordinated notes (US$1,000m)	2029	280	278
6.50% Subordinated notes	2030	40	38
5.875% Subordinated notes	2031	9	9
5.625% Subordinated notes (US$500m)	2045	379	394

		2,603	2,683

The dated subordinated liabilities are redeemable in whole at the option of Santander UK plc in the event of certain tax changes affecting the treatment of payments of interest on the subordinated liabilities in the UK, at their principal amount together with any accrued interest.